DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights	A reconciliation of the changes in the warrant liability during the thirteen weeks ended April 4, 2021 (Successor) is as follows:

(in thousands)
Fair value of warrant liabilities as of January 3, 2021	$137,612
Loss on remeasurement of warrant liability	21,501
Reclassification of warrant liability to equity for exercised or cancelled warrants	(54,713)
Fair value of warrant liabilities as of April 4, 2021	$104,400
A reconciliation of the changes in the warrant liability during the Successor period ended January 3, 2021 is as follows:

(in thousands)
Fair value of warrant liabilities as of the Closing of the Business Combination on August 29, 2020	$132,879
Loss on remeasurement of warrant liability	91,851
Reclassification of warrant liability to equity for exercised warrants	(87,118)
Fair value of warrant liabilities as of January 3, 2021	$137,612